UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $291,322 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100     3659   278900 SH       SOLE                   278900        0        0
ANALOG DEVICES INC             COM              032654105     7070   175000 SH       SOLE                   175000        0        0
APPLE INC                      COM              037833100     2998     5000 SH       SOLE                     5000        0        0
APPLE INC                      COM              037833100    17987    30000 SH  CALL SOLE                      300        0        0
BROADCOM CORP                  CL A             111320107     1965    50000 SH       SOLE                    50000        0        0
COINSTAR INC                   COM              19259P300     2224    35000 SH       SOLE                    35000        0        0
CREE INC                       COM              225447101      791    25000 SH       SOLE                    25000        0        0
E M C CORP MASS                COM              268648102     1494    50000 SH       SOLE                    50000        0        0
E M C CORP MASS                COM              268648102     8964   300000 SH  CALL SOLE                     3000        0        0
FINISAR CORP                   COM NEW          31787A507     4254   211100 SH       SOLE                   211100        0        0
GROUPON INC                    COM CL A         399473107       92     5000 SH       SOLE                     5000        0        0
GROUPON INC                    COM CL A         399473107     2757   150000 SH  CALL SOLE                     1500        0        0
HEWLETT PACKARD CO             COM              428236103     1787    75000 SH       SOLE                    75000        0        0
HEWLETT PACKARD CO             COM              428236103     8341   350000 SH  CALL SOLE                     3500        0        0
INTEL CORP                     COM              458140100     8435   300000 SH       SOLE                   300000        0        0
ISHARES TR                     RUSSELL 2000     464287655   115934  1400000 SH  PUT  SOLE                    14000        0        0
LINKEDIN CORP                  COM CL A         53578A108     3570    35000 SH       SOLE                    35000        0        0
LSI CORPORATION                COM              502161102     7812   900000 SH       SOLE                   900000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     1966   125000 SH       SOLE                   125000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    25168  1600000 SH  CALL SOLE                    10000        0        0
MONOLITHIC PWR SYS INC         COM              609839105     6983   355000 SH       SOLE                   355000        0        0
NETAPP INC                     COM              64110D104     5596   125000 SH       SOLE                   125000        0        0
NVIDIA CORP                    COM              67066G104     6543   425000 SH       SOLE                   425000        0        0
ON SEMICONDUCTOR CORP          COM              682189105     5857   650000 SH       SOLE                   650000        0        0
ORACLE CORP                    COM              68389X105     1458    50000 SH       SOLE                    50000        0        0
QUALCOMM INC                   COM              747525103     5785    85000 SH       SOLE                    85000        0        0
RESPONSYS INC                  COM              761248103     1496   125000 SH       SOLE                   125000        0        0
SALESFORCE COM INC             COM              79466L302     3863    25000 SH       SOLE                    25000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    12130   450000 SH       SOLE                   450000        0        0
TERADYNE INC                   COM              880770102     6856   405947 SH       SOLE                   405947        0        0
TIBCO SOFTWARE INC             COM              88632Q103     2593    85000 SH       SOLE                    85000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      860    25000 SH       SOLE                    25000        0        0
YELP INC                       CL A             985817105     4034   150000 SH  PUT  SOLE                     1500        0        0